Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
RELATED PARTIES

NOTE 8: - RELATED PARTIES

a.	Balances:

	December 31,
	2021	2020

Assets:
Receivable - funds held by related party	$15	$33
Loan to employees	1,015	-
Prepaid expenses	-	207

Total	1,030	240

Liabilities:
Account payables	56	16
Accrued bonuses	459	450
Payroll liability	74	-
INX Token liability	36,102	11,429
INX Token warrant liability	2,723	2,177
Convertible loans	-	52
Total	$39,414	$14,124

b.	Transactions (*):

	Year ended December 31,
	2021	2020	2019

Sales and marketing	$7,362	$549	$3
General and administrative	1,236	1,280	99
Fair value adjustment of INX Token and derivative liabilities	8,693	3,852	262
Total	$17,291	$5,681	$364

*)	Excluding benefit to key management personnel (See c below).

c.	Benefits to key management personnel:

	Year ended December 31,
	2021	2020	2019

Short-term benefits	$2,244	$1,412	$752
Share-based compensation	10,056	340	202
Token-based compensation	2,315	903	9
Fair value adjustment of INX Token and derivative liabilities	15,980	-	-

Total	$30,595	$2,655	$963

d.	Loans to Employees:

On December 31, 2021, the Company entered into loan agreements with two officers of the Company in the amounts of $611 and $404, respectively. The loans are non-recourse and were provided in order to enable the officers to exercise INX Token warrants granted to them in connection with their services to the Company and to pay the officers income tax liability in respect of the warrants.

Subsequent to the end of the reporting period, a portion of each of the loans was repaid, and the Company determined to forgive the remaining balances of the Loans in order to comply with applicable laws and regulations.